OPERATING LEASES	12 Months Ended
Dec. 31, 2022
Operating Leases
OPERATING LEASES

14. OPERATING LEASES

In addition to the lease with a related party for computing server room in Dongguan City, commenced in April 2021, and terminated in March 2022, the Company leased an office space, three server rooms, and a dormitory in Hong Kong for executing the Blockchain business strategy, and the Company also leased an office space in Zhenjiang commenced in October 1, 2021. The office space and two of the server rooms in Hong Kong were terminated in September 2022 and November 2022, respectively. The fixed monthly lease payment for the Zhenjiang office space is $2,595 (RMB 17,882) with a lease term of three years ending 30 September, 2024, with a rental free period from October 1, 2021 to March 31, 2022. The fixed monthly lease payment for the remaining server room is $5,123 (HKD 40,000) with a lease term of three years ending January 15, 2025. The fixed monthly lease payment for the dormitory is $4,355 (HKD 34,000) including rental and management fee with a lease term of two years ending April 19, 2023. All lease agreements have no variable lease payment nor option to purchase the underlying assets. There was no initial direct cost associated with the office space lease agreement. The initial direct costs associated with the lease for server room and dormitory are $7,462 (HKD 58,000), and $2,187 (HKD 17,000), respectively.

The Company has also leased specific and identifiable wall spaces with a certain dimension in commercial and residential building lobbies, inside elevators, elevator waiting areas, and various places to install the new media advertising display terminals without substitution for purpose of broadcasting advertisements paid by the customers to promote their businesses or special events. The lease terms with negotiated payment terms range from one year to three years, and the rental costs vary depending on the number of spots where the display terminals are installed and the duration of the leases.

The Company incurred rent expenses of approximately $42,000 for continuing operations and $354,000 for discontinued operations for the year ended December 31, 2022.

The Company has elected to apply the short-term lease exception to all leases with a term of one year or less. The future short-term lease costs are $nil for the year subsequent to December 31, 2022.

Weighted-average remaining lease term as of December 31, 2022, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	16.27 months
Weighted-average discount rate	4.75%

The weighted-average discount rate was based on the three-year interest rate of People’s Bank of China.

The following table outlines maturities of operating lease liabilities as of December 31, 2022:

Year ending December 31	Leases for office/ server rooms/ Dormitory
2023	$31,102
2024	20,734
Total lease payments	51,836
Less: Imputed interest	(2,094)
Present value of lease liabilities	$49,742